Subsequent Events	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

The Company has evaluated events that occurred through May 9, 2023, the date that the financial statements were issued and determined that there have been no events that have occurred that would require adjustments to our disclosures in the financial statements.

Note 13. Subsequent Events

The Company has evaluated events that occurred through March 29, 2023, the date that the financial statements were issued and determined that there have been no events that have occurred that would require adjustments to our disclosures in the financial statements except for the transactions described below:

On January 24, 2023, the Company consummated its initial public offering (the “IPO”) of 1,400,000 shares of its common stock at a public offering price of $5.00 per share, generating gross proceeds of $7,000,000. The Company’s shares of common stock commenced trading on the Nasdaq Capital Market on January 20, 2023, under the symbol “CVKD.”

In connection with the IPO, on January 19, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, as representative of the underwriters (the “Representative”). Pursuant to the Underwriting Agreement, the Company agreed to issue to the underwriters a five-year warrant (the “Representative’s Warrant”) to purchase an aggregate of 84,000 shares of the Company’s common stock, which is equal to six percent (6%) of the shares of common stock sold in the IPO. Such Representative’s Warrant has an exercise price of $6.00, which is equal to 120% of the public offering price of the common stock in the IPO.

On January 19, 2023, the Company issued 600,000 shares of common stock to HESP LLC, pursuant to the terms of an Amendment to the Asset Purchase Agreement, dated August 18, 2022, between the Company and HESP LLC. The Company recognized the payment of $3.0 million as research and development expense in January 2023. See Note 5 for further discussion.

On January 24, 2023, concurrent with the consummation of the IPO, the Company issued 1,140,700 shares of common stock upon conversion of the convertible promissory notes. See Note 6 for further discussion.

On January 24, 2023, the Company issued 250,000 shares of common stock upon the exercise of the November Warrants. The $250,000 of proceeds of the warrant exercise were used to pay off the $250,000 November Notes. See Note 6 for further discussion.

After the closing of the IPO, the Company granted 50,000 shares of the Company’s common stock to the Company’s Chief Financial Officer.